UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund:  BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.7%
Corporate — 2.2%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$820	$869,290
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,250	2,663,145
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	5,500	6,419,325

		9,951,760
County/City/Special District/School District — 28.7%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	2,130	2,254,839
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	546,223
Fiscal 2014, Series E, 5.00%, 8/01/32	2,000	2,250,380
Series E, 5.50%, 8/01/25	5,500	6,521,570
Series E, 5.00%, 8/01/30	2,000	2,245,240
City of New York New York, GO,:
Series A-1, 5.00%, 8/01/35	2,350	2,604,787
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,641,515
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	945	1,067,576
City of New York New York Convention Center Development Corp., RB, Sub Lien, Hotel Unit Fee, Series B, 0.00%, 11/15/46 (a)	3,000	751,620
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	5,000	5,491,700
4.00%, 11/15/45	965	972,228
5.00%, 11/15/45	12,215	13,367,485

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	$1,380	$521,419
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	868,232
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,507,560
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,150	6,151,230
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,205,544
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,522,800
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	950	1,069,168
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,373,000
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,910,900
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,622,121
Sub-Series E-1, 5.00%, 2/01/30	1,000	1,148,020
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,310,578
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,099,270
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,109,800
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	2,250	2,612,588
County of Nassau New York, GO, Series B, 5.00%, 10/01/30	1,500	1,687,140

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	$2,685	$2,700,842
(AGC), 5.00%, 2/15/47	305	307,333
(AGC), 5.00%, 2/15/47	7,370	7,426,381
(AGM), 5.00%, 2/15/47	7,530	7,587,605
(NPFGC), 4.50%, 2/15/47	9,905	9,966,708
(NPFGC), 5.00%, 2/15/47	1,500	1,508,850
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,893,876
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,396,920
4 World Trade Center Project, 5.75%, 11/15/51	1,755	1,986,151
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	927,533
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,430	3,747,412
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,110,757

		126,994,901
Education — 25.6%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	276,330
5.00%, 12/01/32	100	110,538
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,139,722
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	590	647,360
5.00%, 11/01/26	800	947,176
Build NYC Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/41	930	993,658
New York Law School Project, 4.00%, 7/01/45	370	338,728
Series A, 5.00%, 6/01/43	450	497,327

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	$110	$113,499
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	1,775	1,955,961
American Museum of Natural History, 5.00%, 7/01/41	750	818,617
Carnegie Hall, 4.75%, 12/01/39	3,150	3,366,846
Carnegie Hall, 5.00%, 12/01/39	1,850	1,991,802
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,116,105
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,043,113
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	685	766,542
5.00%, 7/01/43	2,480	2,763,489
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,240	1,358,457
4.00%, 7/01/39	350	354,823
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,263,085
5.00%, 12/01/36	1,100	1,222,188
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	739,954
5.00%, 7/01/42	445	458,969
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	341,187
5.38%, 9/01/41	125	139,539

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	$500	$552,585
5.25%, 7/01/36	700	764,918
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	548,650
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	750	813,443
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,000	1,225,330
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,984,559
Fordham University, Series A, 5.00%, 7/01/28	175	196,873
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,560,322
General Purpose, Series A, 5.00%, 2/15/36	4,500	4,998,060
New School (AGM), 5.50%, 7/01/20 (b)	3,265	3,697,253
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	1,000	1,091,600
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,354,630
New York University, Series B, 5.00%, 7/01/34	400	430,092
New York University, Series B, 5.00%, 7/01/42	3,000	3,317,760
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,116,420
Siena College, 5.13%, 7/01/39	1,345	1,408,390
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	822,975
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,636,185
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,646,490

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	$1,000	$1,130,910
Barnard College, Series A, 5.00%, 7/01/34	900	986,058
Barnard College, Series A, 4.00%, 7/01/37	850	853,663
Barnard College, Series A, 5.00%, 7/01/43	1,500	1,623,915
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,095,130
Fordham University, 5.00%, 7/01/44	1,900	2,054,185
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,200	1,304,616
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (b)	4,500	4,608,630
New York University, Series A, 5.00%, 7/01/31	3,000	3,385,350
New York University, Series A, 5.00%, 7/01/37	4,180	4,677,629
Pratt Institute, 5.00%, 7/01/46	1,000	1,088,080
Rochester Institute of Technology, 4.00%, 7/01/31	2,300	2,390,988
Rochester Institute of Technology, 5.00%, 7/01/42	750	817,733
St. John’s University, Series A, 5.00%, 7/01/37	2,400	2,601,912
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,380,853
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,249,221
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,647,821
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	568,295

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	$860	$973,322

		113,369,861
Health — 13.2%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,933,236
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	547,615
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	970	819,097
4.00%, 7/01/41	900	864,531
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,263,863
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,616,803
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	493,874
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,444,627
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	7,500	8,321,025
Health System, Series B (AGM), 5.00%, 8/15/18 (b)	3,480	3,706,409
Health System, Series B (AGM), 5.00%, 2/15/33	1,020	1,072,265
Healthcare, Series A, 5.00%, 3/15/19 (b)	2,250	2,434,747

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	$5,500	$5,628,535
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	2,680	3,058,014
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	1,800	2,069,496
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	1,825	2,000,693
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,030,230
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	705,708
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	1,000	1,024,320
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	2,000	2,189,500
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	2,645	2,934,125
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	7,375	8,140,377

		58,299,090
Housing — 4.7%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,505	7,246,115
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,375	1,497,870
Series A-1-A, AMT, 5.00%, 11/01/30	750	757,027

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., RB, M/F Housing (continued):
Series A-1-A, AMT, 5.45%, 11/01/46	$1,335	$1,342,276
Series H-2-A, AMT, 5.20%, 11/01/35	835	841,404
Series H-2-A, AMT, 5.35%, 5/01/41	600	611,784
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	4,050	3,499,200
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,075	1,106,003
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,004,840
State of New York HFA, RB:
M/F Housing, Affordable Housing, Series D (SONYMA), 3.20%, 11/01/46	1,210	1,034,417
St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,000,140

		20,941,076
State — 11.5%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,550,649
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,239,560
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,232,050
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,346,687
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	3,766,350
Series S-2 (NPFGC), 4.25%, 1/15/34	3,220	3,229,467
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,714,575

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund (continued):
Sub-Series B-1, 5.00%, 11/15/31	$4,000	$4,496,320
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	2,070	2,193,289
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,352,110
General Purpose, Series B, 5.00%, 3/15/42	4,600	5,061,978
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	267,763
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/17 (b)	2,500	2,585,475
Series B, 5.00%, 3/15/37	1,500	1,688,280
State Personal Income Tax, Series A, 5.00%, 2/15/43	495	539,837
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	5,000	5,348,200
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,360
State of New York Thruway Authority, RB, 2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	1,000	1,033,760
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,264,460

		50,918,170
Tobacco — 1.8%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 6/01/41	400	425,184
Series B, 5.00%, 6/01/45	1,500	1,557,465
Series C, 5.00%, 6/01/51	765	800,634
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	1,875	1,841,925

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	$1,495	$1,623,495
5.25%, 5/15/40	1,500	1,618,860

		7,867,563
Transportation — 33.5%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,127,530
Series A, 5.00%, 11/15/30	3,000	3,351,720
Series A-1, 5.25%, 11/15/33	1,620	1,838,651
Series A-1, 5.25%, 11/15/34	1,620	1,832,155
Series B, 5.25%, 11/15/44	1,000	1,116,070
Series C, 6.50%, 11/15/28	1,155	1,270,165
Series D, 5.25%, 11/15/41	2,000	2,246,540
Series E, 5.00%, 11/15/38	8,750	9,673,650
Series E, 5.00%, 11/15/43	1,000	1,102,300
Sub-Series B, 5.00%, 11/15/25	1,000	1,146,980
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	315	306,936
Green Bonds, Series A-1, 5.25%, 11/15/56	2,330	2,568,755
Series C-1, 5.25%, 11/15/56	1,355	1,499,863
Series D, 5.00%, 11/15/30	885	989,616
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	6,200	6,634,372
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,913,810
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	10,900	11,200,622
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,015	1,067,557

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	$2,500	$2,748,150
Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,536,315
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	2,055	2,113,773
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	20,129,165
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,087,270
179th Series, 5.00%, 12/01/38	1,390	1,549,544
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	4,000	4,006,440
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,262,262
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	285	278,656
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	805,838
Consolidated, 189th Series, 5.00%, 5/01/45	2,305	2,537,528
State of New York Thruway Authority, RB, Junior Lien, Series A:
4.00%, 1/01/51	1,250	1,236,188
5.25%, 1/01/56	3,880	4,298,962
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	1,750	1,987,493
5.00%, 1/01/31	1,000	1,119,010
General, Series I, 5.00%, 1/01/37	4,245	4,667,844
General, Series I, 5.00%, 1/01/42	4,270	4,607,202
General, Series K, 5.00%, 1/01/32	1,000	1,113,760
Series J, 5.00%, 1/01/41	5,000	5,424,450
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,050,676
5.00%, 11/15/45	820	909,216

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	$7,670	$4,291,518
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,103,200
General, Series A, 5.25%, 11/15/45	1,280	1,451,776
General, Series A, 5.00%, 11/15/50	3,000	3,299,280
Series A, 5.00%, 11/15/46	5,000	5,544,150
Series C, 5.00%, 11/15/38	1,385	1,467,283
Sub-Series A, 5.00%, 11/15/28	2,500	2,832,150
Sub-Series A, 5.00%, 11/15/29	875	986,143

		148,332,534
Utilities — 14.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,650,255
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,100,170
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	2,070	2,279,815
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	2,250	2,497,298
2nd General Resolution, Series DD, 5.00%, 6/15/32	3,750	3,942,525
Fiscal 2016, Series A, 3.00%, 6/15/36	1,250	1,114,213
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	2,375	2,587,301
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 9/01/41	1,100	1,204,797
Electric System, Series B, 5.00%, 9/01/46	1,570	1,706,245
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,000	1,082,400

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, Refunding RB (continued):
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	$1,500	$1,660,665
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	3,170	3,553,095
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,551,840
Series A, 5.00%, 6/15/40	1,545	1,736,642
Series A, 5.00%, 6/15/45	7,935	8,794,757
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,870,095
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,415	1,350,320
Series B, 4.00%, 12/15/35	2,600	2,708,940
Series E, 5.00%, 12/15/41	15,490	17,443,134
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,065	1,153,150

		63,987,657
Total Municipal Bonds in New York		600,662,612

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,275,380
Puerto Rico — 0.8%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,300	3,512,883
Total Municipal Bonds— 136.8%		605,450,875

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts(c)	Par (000)	Value
New York — 33.2%
County/City/Special District/School District — 5.3%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	$2,000	$2,308,240
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 2/15/19 (b)(d)	636	687,338
Sub-Series C-3 (AGC), 5.75%, 8/15/28	9,364	10,119,862
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,753,375
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,500	2,812,800
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,807,889
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,902,711

		23,392,215
Education — 7.2%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,242,083
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
5.25%, 7/01/19 (b)	5,000	5,484,500
New York University, 5.00%, 7/01/35	4,448	4,920,901
State of New York Dormitory Authority, RB, Series A:
New York University, 5.00%, 7/01/18 (b)	5,498	5,818,478
New York University (AMBAC), 5.00%, 7/01/17 (b)	2,999	3,071,036
5.00%, 3/15/44	4,858	5,339,771

Municipal Bonds Transferred to Tender Option Bond Trusts(c)	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	$4,500	$5,198,130

		32,074,899
State — 8.4%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	5,999	6,761,982
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,593,789
4.00%, 10/15/32	6,000	6,357,360
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,436,600
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	2,500	2,725,300
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	5,756,048
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,471	1,629,466

		37,260,545
Transportation — 7.4%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	8,862,384
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	3,822,623
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	8,787,385

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$10,000	$11,088,300

		32,560,692
Utilities — 4.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	921	977,168
5.75%, 6/15/40	3,082	3,268,086
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	7,940,750
Series FF-2, 5.50%, 6/15/40	2,400	2,604,312
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	601	611,539
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, 3.00%, 6/15/35	2,982	2,670,229

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, 5.00%, 12/15/36	$3,003	$3,399,243

		21,471,327
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.2%		146,759,678
Total Long-Term Investments (Cost — $727,786,460) — 170.0%		752,210,553

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (e)(f)	235,345	235,345
Total Short-Term Securities (Cost — $235,345) — 0.1%		235,345
Total Investments (Cost — $728,021,805*) — 170.1%		752,445,898
Other Assets Less Liabilities — 2.3%		10,192,037
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3)%		(76,579,704)
VRDP Shares, at Liquidation Value — (55.1)%		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$442,458,231

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$649,103,840

Gross unrealized appreciation		$33,340,477
Gross unrealized depreciation		(6,441,268)

Net unrealized appreciation		$26,899,209

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $8,472,762.

(e)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Loss
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,404,267	(5,168,923)	235,344	$235,344	$5,306	$(45)

(f)	Current yield as of period end.

For Fund compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(54)	10-Year U.S. Treasury Note	March 2017	$6,723,844	$26,351
(10)	5-Year U.S. Treasury Note	March 2017	$1,178,437	1,313
(43)	Long U.S. Treasury Bond	March 2017	$6,505,094	42,241
(7)	Ultra U.S. Treasury Bond	March 2017	$1,129,844	5,849
Total				$75,754

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$752,210,553	—	$752,210,553
Short-Term Securities	$235,345	—	—	235,345

Total	$235,345	$752,210,553	—	$752,445,898

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$75,754	—	—	$75,754
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016	11

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$315,850	—	—	$315,850
Liabilities:
Bank overdraft	—	$(316,043)	—	(316,043)
TOB Trust Certificates	—	(76,442,849)	—	(76,442,849)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

Total	$315,850	$(320,358,892)	—	$(320,043,042)

During the period ended November 30, 2016, there were no transfers between levels.

12	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:  January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:  January 23, 2017